Related party transactions	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Related party transactions	31. Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms.

	2025	2024	2023
	£m	£m	£m
Sales: Goods and services supplied to joint ventures[1]	153	221	100
Sales: Goods and services supplied to associates	1	1	1
Sales: Goods and services supplied to subsidiary of an associate[1]	51	70	6
Purchases: Goods and services received from joint ventures	—	6	—
Purchases: Goods and services received from associates[2]	29	4	31
Purchases: Goods and services received from subsidiaries of an associate	—	1	—
Interest received from joint ventures	6	—	—
Interest paid to joint ventures	2	—	—

Receivables from joint ventures[3]	323	80	58
Receivables from associates	1	—	—
Receivables from subsidiaries of an associate	—	8	8
Payables to joint ventures	15	—	19
Payables to associates	—	1	1

Dividends received from joint ventures[4]	62	152	150
Dividends received from associates[5]	39	117	32
1.During the year, £114 million of sales were made to Emerald Energy Venture LLC (2024: £126 million; 2023: £76 million), £12 million (2024: £71 million; 2023: £nil) of sales were made to Nemo Link Limited and £51 million (2024: £70 million) of sales were made to National Gas Transmission Plc up until its disposal.
2.Includes decommissioning expense in relation to associates.
3.Amounts receivable from joint ventures include £320 million (2024: £77 million; 2023: £55 million) from Emerald Energy Venture LLC.
4.Includes dividends of £22 million (2024: £116 million; 2023: £84 million) received from BritNed Development Limited and £26 million (2024: £17 million; 2023: £47 million) from
Nemo Link Limited.
5.Includes dividends received in the period up until disposal of £22 million (2024: £102 million) from GasT TopCo Limited and £17 million (2024: £12 million; 2023: £12 million) from New York
Transco LLC.
Details of investments in principal subsidiary undertakings, joint ventures and associates are disclosed in note 34, and information relating to pension fund arrangements is disclosed in note 25. For details of Directors’ and key management remuneration, refer to note 4(c).